Equity-accounted investees - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[2]
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 173,133	$ 143,648	[1],[2]	$ 206,689	[2]	$ 131,663
Joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	6,227	8,608		$ 64,074
Group's share of cash and cash equivalents	3,385	4,304
Group's share of restricted cash	$ 0	$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.